Item 1. Report to Shareholders

T. Rowe Price Institutional Large-Cap Value Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Institutional Large-Cap Value Fund
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index, market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Institutional Large-Cap Value Fund
--------------------------------------------------------------------------------
                                                                 As of 12/31/03

Institutional Large-Cap Value Fund                         $             13,359

Russell 1000 Value Index                                   $             11,045

Lipper Large-Cap Value Funds Index                         $              9,569


                  Lipper Large-Cap         Russell 1000        Lipper Large-Cap
                 Value Funds Index          Value Index       Value Funds Index

3/31/00               $     10,000         $     10,000            $     10,000

12/00                       11,557               10,651                  10,181

12/01                       12,071               10,055                   9,308

12/02                       10,303                8,494                   7,476

12/03                       13,359               11,045                   9,569

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 12/31/03            1 Year           3 Years              3/31/00

Institutional Large-Cap
Value Fund                        29.66%              4.95%                8.02%

Russell 1000 Value Index          30.03               1.22                 2.68

Lipper Large-Cap Value
Funds Index                       28.00              -2.04                -1.17

Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Past performance cannot guarantee future results.


Dear Shareholder,

We are pleased to report that the fund posted an excellent return of 29.66% during the 12 months ended December 31, 2003, slightly trailing the Russell 1000 Value Index but outpacing the Lipper Large-Cap Value Funds Index, which measures similarly managed funds. Smaller-cap, more speculative stocks led the way in 2003, but the fund's value investment approach has served shareholders well since the fund's inception in March 2000.

As you know, the fund seeks to provide long-term capital appreciation and, secondarily, dividend income by investing primarily in the common stocks of companies that appear to be undervalued by various measures and are temporarily out of favor. At least 80% of fund assets are invested in larger companies that meet our investment criteria.

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                                                       28.68

S&P MidCap 400 Index                                                      35.62

Russell 2000 Index                                                        47.25

Nasdaq Composite                                                          50.01

The Major Index Returns chart shows how various domestic equities indices performed over the fund's fiscal year. As you can see, the Nasdaq Composite with its high component of technology stocks outpaced S&P 500 stocks over the 12-month period, and both mid- and small-cap stocks outperformed larger-cap shares.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of            Percent of
                                                Net Assets            Net Assets
                                                  12/31/02              12/31/03

Financials                                            31.0%                32.3%

Consumer Discretionary                                13.1                 14.5

Energy                                                 9.4                  9.8

Industrials and Business
Services                                              10.8                  9.7

Health Care                                            6.8                  6.3

The Top 5 Sectors table reflects the percentage of net assets that were invested in various sectors at year-end. The fund's major allocations were to financial and consumer discretionary stocks, with significant percentages invested in industrials and business services, energy, and health care shares.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

FleetBoston Financial

Citigroup

Merrill Lynch

J.P. Morgan Chase

U.S. Bancorp
--------------------------------------------------------------------------------

Worst Contributors
--------------------------------------------------------------------------------

Merck

Schering-Plough

AT&T

Verizon Communications

KeyCorp**
--------------------------------------------------------------------------------

**   Position eliminated


The Best and Worst Contributors table shows the stocks that contributed most to fund results throughout the year. FleetBoston Financial and Citigroup were among the leading positive contributors to performance, while Merck and Schering-Plough were the major laggards.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.


Respectfully submitted,


James S. Riepe
Chairman

January 23, 2004

Financial Highlights

T. Rowe Price Institutional Large-Cap Value Fund

Certified Annual Report


                                 For a share outstanding throughout each period
                       ---------------------------------------------------------
                           Year                                         3/31/00
                          Ended                                         Through
                       12/31/03        12/31/02        12/31/01        12/31/00

NET ASSET VALUE

Beginning of
period              $      8.74     $     10.39     $     11.34     $     10.00

Investment activities

  Net investment income
  (loss)                   0.06*           0.10*           0.16*           0.13*

  Net realized and
  unrealized gain
  (loss)                   2.53           (1.62)           0.32            1.42

  Total from
  investment
  activities               2.59           (1.52)           0.48            1.55

Distributions

  Net investment
  income                  (0.05)          (0.10)          (0.16)          (0.13)

  Net realized gain        --             (0.03)          (1.27)          (0.08)

  Total distributions     (0.05)          (0.13)          (1.43)          (0.21)

NET ASSET VALUE

End of period       $     11.28     $      8.74     $     10.39     $     11.34
                    ------------------------------------------------------------

Ratios/Supplemental Data

Total return^             29.66%*        (14.64)%*        4.44%*         15.57%*

Ratio of total
expenses to
average net
assets                    0.65%*          0.65%*          0.65%*         0.65%*!

Ratio of net
investment income
(loss) to average
net assets                1.98%*          1.98%*          1.37%*         1.65%*!

Portfolio
turnover rate            28.9%           25.3%          106.3%            58.4%!

Net assets,
end of period
(in thousands)      $    42,165     $     7,061     $     2,414      $     2,312

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

* Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 12/31/03.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

T. Rowe Price Institutional Large-Cap Value Fund

Certified Annual Report

December 31, 2003

                                                    Shares                Value
                                                                        ($ 000s)

COMMON STOCKS  98.3%

CONSUMER DISCRETIONARY  14.5%

Automobiles  0.8%

Ford Motor                                          19,899                  318

                                                                            318

Hotels, Restaurants & Leisure  1.4%

McDonald's                                          23,800                  591

                                                                            591

Household Durables  1.3%

Fortune Brands                                       2,400                  172

Newell Rubbermaid                                   16,200                  369

                                                                            541

Media  8.6%

Comcast, Class A *                                  21,500                  672

Disney                                              35,800                  835

Dow Jones                                            6,050                  302

Liberty Media, Class A *                            49,600                  590

New York Times, Class A                              9,000                  430

Time Warner *                                       45,250                  814

                                                                          3,643

Multiline Retail  0.6%

May Department Stores                                8,300                  241

                                                                            241

Specialty Retail  1.8%

Home Depot                                          15,300                  543

Toys "R" Us *                                       18,800                  238

                                                                            781

Total Consumer Discretionary                                              6,115

CONSUMER STAPLES  4.3%

Food & Staples Retailing  0.7%

CVS                                                  8,520                  308

                                                                            308

Food Products  2.0%

Campbell Soup                                       15,950                  428

General Mills                                        5,300                  240

Kellogg                                              4,700                  179

                                                                            847

Tobacco  1.6%

Altria Group                                         8,300                  452

UST                                                  5,900                  210

                                                                            662

Total Consumer Staples                                                    1,817

ENERGY  9.8%

Energy Equipment & Services  1.3%

Baker Hughes                                        16,900                  544

                                                                            544

Oil & Gas  8.5%

Amerada Hess                                        10,100                  537

ChevronTexaco                                       11,650                1,006

Exxon Mobil                                         39,400                1,615

Marathon Oil                                        12,500                  414

                                                                          3,572

Total Energy                                                              4,116

FINANCIALS  32.3%

Capital Markets  8.3%

Franklin Resources                                  10,800                  562

J.P. Morgan Chase                                   26,600                  977

Mellon Financial                                    20,300                  652

Merrill Lynch                                        8,950                  525

Morgan Stanley                                      13,800                  798

                                                                          3,514

Commercial Banks  10.1%

Bank of America                                      8,400                  676

Bank One                                            17,150                  782

Comerica                                             8,000                  448

FleetBoston Financial                               31,110                1,358

U.S. Bancorp                                        33,350                  993

                                                                          4,257

Consumer Finance  1.9%

American Express                                    16,540                  798

                                                                            798

Diversified Financial Services  3.8%

Citigroup                                           32,633                1,584

                                                                          1,584

Insurance  7.1%

Chubb                                                4,150                  283

Lincoln National                                     4,200                  169

Marsh & McLennan                                    11,100                  532

Prudential                                          14,450                  604

SAFECO                                              14,250                  555

St. Paul Companies                                  12,700                  503

UnumProvident                                       23,150                  365

                                                                          3,011

Thrifts & Mortgage Finance  1.1%

Freddie Mac                                          7,900                  461

                                                                            461

Total Financials                                                         13,625

HEALTH CARE  6.3%

Pharmaceuticals  6.3%

Bristol-Myers Squibb                                22,900                  655

Johnson & Johnson                                    7,900                  408

Merck                                               21,800                1,007

Schering-Plough                                     18,600                  323

Wyeth                                                6,050                  257

Total Health Care                                                         2,650


INDUSTRIALS & BUSINESS SERVICES  9.7%

Aerospace & Defense  4.8%

Honeywell International                             22,200                  742

Lockheed Martin                                      7,900                  406

Raytheon                                            13,150                  395

Rockwell Collins                                    15,800                  475

                                                                          2,018

Commercial Services & Supplies  1.3%

Waste Management                                    18,900                  559

                                                                            559

Electrical Equipment  1.3%

Cooper Industries, Class A                           9,700                  562

                                                                            562

Industrial Conglomerates  1.5%

Tyco International                                  23,150                  614

                                                                            614

Road & Rail  0.8%

Burlington Northern Santa Fe                        11,100                  359

                                                                            359

Total Industrials & Business Services                                     4,112

INFORMATION TECHNOLOGY  5.3%

Communications Equipment  1.3%

Motorola                                            38,500                  542

                                                                            542

Computer & Peripherals  1.9%

Hewlett-Packard                                     35,434                  814

                                                                            814

Semiconductor & Semiconductor Equipment  0.7%

Texas Instruments                                   10,800                  317

                                                                            317

Software  1.4%

Microsoft                                           20,900                  575

                                                                            575

Total Information Technology                                              2,248

MATERIALS  5.1%

Chemicals  3.0%

Dow Chemical                                         8,150                  339

DuPont                                              11,840                  543

Hercules *                                          31,450                  384

                                                                          1,266

Metals & Mining  0.8%

Nucor                                                5,900                  330

                                                                            330

Paper & Forest Products  1.3%

International Paper                                 12,800                  552

                                                                            552

Total Materials                                                           2,148

TELECOMMUNICATION SERVICES  5.6%

Diversified Telecommunication Services  5.6%

AT&T                                                14,080                  286

BellSouth                                           14,600                  413

Qwest Communications
    International *                                 63,900                  276

Sprint                                              22,550                  370

Verizon Communications                              28,700                1,007

Total Telecommunication Services                                          2,352

UTILITIES  5.4%

Electric Utilities  2.7%

FirstEnergy                                         15,800                  556

TXU                                                 23,800                  565

                                                                          1,121

Gas Utilities  1.2%

NiSource                                            22,900                  503

Multi-Utilities & Unregulated Power  1.5%

Duke Energy                                         32,050                  655

                                                                            655

Total Utilities                                                           2,279

Total Common Stocks (Cost  $38,224)                                      41,462

SHORT-TERM INVESTMENTS  10.5%

Money Market Fund  10.5%

T. Rowe Price Reserve Investment
    Fund, 1.13% #                                4,419,444                4,419

Total Short-Term Investments
(Cost  $4,419)                                                            4,419

Total Investments in Securities

108.8% of Net Assets (Cost $42,643)                                      45,881


#    Seven-day yield

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Large-Cap Value Fund
Certified Annual Report
December 31, 2003
($ 000s)

Assets

Investments in securities, at value (cost $42,643)                      $45,881

Other assets                                                                362

Total assets                                                             46,243

Liabilities

Payable for investment securities purchased                               4,062

Other liabilities                                                            16

Total liabilities                                                         4,078

NET ASSETS                                                 $             42,165
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 35

Undistributed net realized gain (loss)                                      102

Net unrealized gain (loss)                                                3,238

Paid-in-capital applicable to 3,738,347 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       38,790

NET ASSETS                                                 $             42,165
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.28
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Large-Cap Value Fund
Certified Annual Report
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

  Dividend income                                          $                271

Expenses

  Custody and accounting                                                     91

  Investment management                                                      56

  Legal and audit                                                            14

  Directors                                                                   5

  Prospectus and shareholder reports                                          2

  Registration                                                                1

  Miscellaneous                                                               5

Reduction/repayments pursuant to expense limitations

    Investment management fees (waived) repaid                              (56)

    Expenses reimbursed by the manager                                      (51)

  Total Expenses                                                             67

Net investment income (loss)                                                204

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                107

  Futures                                                                     3

  Net realized gain (loss)                                                  110

Change in net unrealized gain (loss) on securities                        3,540

Net realized and unrealized gain (loss)                                   3,650

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              3,854
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Large-Cap Value Fund
Certified Annual Report
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $           204      $            77

  Net realized gain (loss)                             110                    2

  Change in net unrealized gain or loss              3,540                 (368)

  Increase (decrease) in net assets
  from operations                                    3,854                 (289)

Distributions to shareholders

  Net investment income                               (169)                 (79)

  Net realized gain                                   --                    (24)

  Decrease in net assets from distributions           (169)                (103)

Capital share transactions *

  Shares sold                                       31,766                5,006

  Distributions reinvested                             168                  103

  Shares redeemed                                     (515)                 (70)

  Increase (decrease) in net assets from
  capital share transactions                        31,419                5,039

Net Assets

Increase (decrease) during period                   35,104                4,647

Beginning of period                                  7,061                2,414

End of period                              $        42,165      $         7,061
                                           -------------------------------------

*Share information

Shares sold                                          2,972                  572

Distributions reinvested                                15                   12

Shares redeemed                                        (57)                  (8)

Increase (decrease) in shares outstanding            2,930                  576

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Large-Cap Value Fund
Certified Annual Report
December 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 2000. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $1,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $33,944,000 and $3,104,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $169,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $          3,270,000

Unrealized depreciation                                                 (32,000)

Net unrealized appreciation (depreciation)                            3,238,000

Undistributed ordinary income                                           133,000

Undistributed long-term capital gain                                      4,000

Paid-in capital                                                      38,790,000

Net assets                                                 $         42,165,000
                                                           --------------------

At December 31, 2003, the cost of investments for federal income tax purposes was $42,643,000.

NOTE 4 - RELATED PARTY TRANSACTION

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through December 31, 2003. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.65%. Through December 31, 2005, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At December 31, 2003, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the amount of $218,000 through December 31, 2005.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $66,000 for the year ended December 31, 2003, of which $5,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $2,000.

T. Rowe Price Institutional Large-Cap Value Fund
Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Institutional Equity Funds, Inc. and Shareholders of T. Rowe Price Institutional Large-Cap Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Large-Cap Value Fund (one of the portfolios comprising T. Rowe Price Institutional Equity Funds, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Institutional Large-Cap Value Fund
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $266,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $261,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Large-Cap Value Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Institutional Large-Cap Value Fund
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
2001

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1996

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
1996

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos**
(8/2/33)
1996

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(8/15/53)
1997
[39]

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(6/25/43)
1996
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Institutional Equity Funds

M. David Testa, CFA, CIC
(4/22/44)
1996
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; President, Institutional Equity Funds

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Preston G. Athey, CFA, CIC (7/17/49)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen W. Boesel (12/28/44)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephen V. Booth (6/21/61)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Anna M. Dopkin, CFA (9/5/67)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Henry H. Hopkins (12/23/42)
Vice President, Institutional Equity Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Thomas J. Huber, CFA (9/23/66)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Institutional Large-Cap Value Fund
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

John D. Linehan, CFA (1/21/65)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Institutional Equity Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Gregory A. McCrickard, CFA (10/19/58)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph M. Milano, CFA (9/14/72)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Charles G. Pepin (4/23/66)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Larry J. Puglia, CFA, CPA (8/25/60)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Institutional Equity Funds

Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price Trust Company

Robert W. Sharps, CFA, CPA (6/10/71)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert W. Smith (4/11/61)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

John F. Wakeman (11/25/62)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

David J. Wallack (7/2/60)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price

Richard T. Whitney, CFA (5/7/58)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David
K. Fagin qualifies as an audit committee financial expert, as defined in
Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of
Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,803                $8,523
     Audit-Related Fees                         446                    --
     Tax Fees                                 2,027                 2,063
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004